Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2017
Effective May 1, 2018, the "Annual Fund Operating Expenses" table and the "Example" that follows, in the “Fees and Expenses of the Fund" section of the Summary Prospectus and in the "Summary of the Fund – Fees and Expenses of the Fund" section of the Prospectus for the above mentioned Fund are hereby superseded and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class T
Management fees	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%
Other expenses(c)	0.16%	0.16%	0.16%	0.16%	0.09%	0.05%	0.16%	0.16%
Total annual Fund operating expenses	1.11%	0.86%	1.86%	0.86%	0.79%	0.75%	1.36%	1.11%
Less: Fee waivers and/or expense reimbursements(d)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.08%	0.83%	1.83%	0.83%	0.76%	0.72%	1.33%	1.08%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(d)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.08% for Class A, 0.83% for Class Adv, 1.83% for Class C, 0.83% for Class Inst, 0.76% for Class Inst2, 0.72% for Class Inst3, 1.33% for Class R and 1.08% for Class T.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
SUP186_02_003_(04/18)

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$679	$905	$1,149	$1,846
Class Adv (whether or not shares are redeemed)	$ 85	$271	$ 474	$1,058
Class C (assuming redemption of all shares at the end of the period)	$286	$582	$1,003	$2,177
Class C (assuming no redemption of shares)	$186	$582	$1,003	$2,177
Class Inst (whether or not shares are redeemed)	$ 85	$271	$ 474	$1,058
Class Inst2 (whether or not shares are redeemed)	$ 78	$249	$ 436	$ 975
Class Inst3 (whether or not shares are redeemed)	$ 74	$237	$ 414	$ 928
Class R (whether or not shares are redeemed)	$135	$428	$ 742	$1,632
Class T (whether or not shares are redeemed)	$357	$591	$ 843	$1,565
The rest of the section remains the same.
Effective June 30, 2018, the list of portfolio managers in the “Fund Management” section of the Summary Prospectus and in the "Summary of the Fund – Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2015
Tchintcia Barros, CFA	Portfolio Manager	Portfolio Manager	2015
The rest of the section remains the same.
Effective May 1, 2018, the information under the subsection “Additional Investment Strategies and Policies – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through June 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Large Cap Growth Fund III
Class A	1.08%
Class Adv	0.83%
Class C	1.83%
Class Inst	0.83%
Class Inst2	0.76%
Class Inst3	0.72%
Class R	1.33%
Class T	1.08%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
The rest of the section remains the same.

SUP186_02_003_(04/18)

Effective June 30, 2018, the portfolio manager information under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2015
Tchintcia Barros, CFA	Portfolio Manager	Portfolio Manager	2015
Mr. Wilson joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Wilson began his investment career in 1985 and earned a B.A. from Trinity College and an M.B.A. from Duke University.
Ms. Barros joined one of the Columbia Management legacy firms or acquired business lines in 2005. Ms. Barros began her investment career in 2000 and earned a B.A. in economics from Dartmouth College and an M.B.A. from Harvard Business School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP186_02_003_(04/18)

Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Mid Cap Value Fund (the Fund)	7/1/2017
Effective May 1, 2018 (the Effective Date), the portfolio manager information under the subsection "Fund Management" in the Summary Prospectus and in the "Summary of the Fund – Fund Management" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
David Hoffman	Senior Portfolio Manager	Portfolio Manager	2004
Jonas Patrikson, CFA	Portfolio Manager	Portfolio Manager	2014
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the subsection “Primary Service Providers –
 Portfolio Managers” in the "More Information About the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
David Hoffman	Senior Portfolio Manager	Portfolio Manager	2004
Jonas Patrikson, CFA	Portfolio Manager	Portfolio Manager	2014
Ms. Montanus joined one of the Columbia Management legacy firms or acquired business lines in 2003. Ms. Montanus began her investment career in 1992 and earned a B.A. from Stanford University and an M.B.A. in finance from The Wharton School, University of Pennsylvania.
Mr. Hoffman joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and an M.A. from Columbia University.
Mr. Patrikson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping, Sweden.
The rest of the section remains the same.
As of the Effective Date, the information under the subsection "Principal Risks" in the Summary Prospectus and the "Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
As of the Effective Date, the information under the subsection "Principal Risks" in the "More Information About the Fund" section of the Prospectus is hereby revised to add the following:
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP197_02_004_(04/18)

Supplement dated April 25, 2018
to the Prospectus and Summary Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Short Term Bond Fund	August 1, 2017
Leonard Aplet, CFA, a co-manager of the Fund, has announced that he plans to retire from Columbia Management Investment Advisers, LLC, the Fund’s investment manager, at the end of the calendar year. Until then, Mr. Aplet will continue to serve as a Co-Portfolio Manager of the Fund with Gregory Liechty and Ronald Stahl, CFA.
Shareholders should retain this Supplement for future reference.
SUP222_03_001_(04/18)